UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-4062

GAM FUNDS, INC.

135 EAST 57TH STREET
NEW YORK, NY 10022
(Address of principal executive offices) (Zip code)

the corporation trust inc.
300 e. lombard street
baltimore, md 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-407-4600

Date of fiscal year end: December 31, 2005

Date of reporting period: MARCH 31, 2006

Item 1. Schedules of Investments

GAM INTERNATIONAL EQUITY

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2006 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -89.1%
		AUSTRALIA -- 2.6%
189,000		ABC Learning Centres	1,127,800
54,000		Woodside Petroleum	1,759,298
			2,887,098
		CHINA -- 2.5%
4,116,000		China Petroleum & Chemical-H	2,386,871
364,000		PetroChina-H	382,296
			2,769,167
		FINLAND -- 1.1%
60,300		Nokia Oyj	1,249,761
			1,249,761
		FRANCE -- 5.6%
58,300	*	Alcatel	903,403
24,877		BNP Paribas	2,313,833
2,487	*	BNP Paribas - New	223,472
19,425		Credit Agricole	756,873
7,200		Sanofi-Aventis	685,842
20,300		Suez	801,066
14,300		Vivendi Universal	491,765
			6,176,254
		GERMANY -- 12.2%
7,000		Allianz (Registered)	1,170,324
26,200		BASF	2,056,968
25,400		Bayerische Motoren Werke	1,400,843
77,200		Commerzbank	3,080,144
10,200		Deutsche Bank	1,166,550
29,400		Deutsche Post	738,125
6,275		E.ON	691,464
32,300		Siemens	3,019,539
			13,323,957
		GREECE -- 1.1%
25,215		National Bank of Greece	1,187,169
			1,187,169
		IRELAND -- 1.2%
56,000		Allied Irish Banks	1,337,999
			1,337,999
		ITALY -- 1.8%
272,500		Unicredito Italiano	1,972,418
			1,972,418
		JAPAN -- 13.3%
20,900		Canon	1,385,272
71,100		Mitsubishi	1,621,271
187		Mitsubishi UFJ Financial	2,863,950
19,300		Shin-Etsu Chemical	1,049,324
38,300		Sony	1,776,015
140,000		Sumitomo	1,996,426
254		Sumitomo Mitsui Financial	2,809,495
19,900		Takeda Pharmaceutical	1,136,127
			14,637,880
		KOREA REPUBLIC OF -- 2.3%
27,200	*	Lotte Shopping	557,072
3,000		Samsung Electronics	1,945,145
			2,502,217
		NETHERLANDS -- 6.3%
55,780		ABN AMRO	1,674,558
54,300		Fortis Group	1,939,811
41,800		ING Groep	1,653,544
51,700		Royal Dutch Shell Group A	1,619,827
			6,887,740
		NORWAY -- 1.6%
19,900		Orkla	987,329
24,900		Statoil	718,434
			1,705,763
		SINGAPORE -- 2.1%
362,000		Hong Kong Land	1,346,640
110,000		Keppel	939,444
			2,286,084
		SPAIN -- 1.1%
76,834		Telefonica	1,207,383
			1,207,383
		SWITZERLAND -- 6.6%
17,000		Compagnie Financiere Richemont	815,332
4,800		Nestle (Registered)	1,425,469
50,400		Novartis (Registered)	2,803,975
14,800		Roche Holding Genussscheine	2,204,412
			7,249,188
		TAIWAN -- 0.7%
1,134,000		Chinatrust Financial	805,358
			805,358
		UNITED KINGDOM -- 20.5%
118,400		Barclays	1,386,601
68,200		BHP Billiton	1,246,969
205,400		BP	2,360,826
640,900		BT Group	2,474,032
223,250		Cable & Wireless	424,107
111,800		GlaxoSmithKline	2,925,772
198,600		HSBC Holdings	3,332,489
69,700		Lloyds TSB Group	667,194
622,000		Royal & Sun Alliance Insurance	1,489,855
104,500		Scottish & Newcastle	944,891
174,272		Scottish Power	1,763,651
1,183,900		Vodafone Group	2,480,643
85,100		WPP Group	1,021,775
			22,518,805
		UNITED STATES -- 6.5%
56,400	*	Check Point Software Technologies	1,129,128
15,200		Infosys Technologies ADR	1,183,472
45,600		Mobile Telesystems ADR	1,509,360
13,500		PetroChina ADR	1,416,825
11,200		Petroleo Brasileiro ADR	970,704
19,800		Sony ADR	912,186
			7,121,675
TOTAL EQUITIES (Cost $78,913,867)			97,825,916

TIME DEPOSITS -- 7.6%
		GRAND CAYMAN -- 7.6%
8,317,000		Wachovia Bank (Grand Cayman)
		4.15% , 2006-04-03	8,317,000
TOTAL TIME DEPOSITS (Cost $8,317,000)			8,317,000
Total Investments (Cost $87,230,867) -- 96.7%			106,142,916
Other Assets Less Liabilities -- 3.3%			3,597,268
Total Net Assets -- 100.0%			109,740,184

	*	Non-income producing security

Glossary:
ADR	American Depositary Receipt.

GAM ASIA-PACIFIC EQUITY

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2006 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 97.6%
		AUSTRALIA -- 14.6%
35,310		AWB	98,142
27,738		Babcock & Brown	367,597
48,000		BHP Billiton	962,774
82,000		Brambles Industries	631,463
60,000		Computershare	316,340
8,000		CSL	313,475
75,284		Macquarie Infrastructure	205,472
54,345		Promina	212,947
40,704		QBE Insurance	637,984
21,221		Rio Tinto	1,198,651
18,700		St. George Bank	413,125
19,382		Toll	181,884
16,000		Woodside Petroleum	521,274
			6,061,128
		CHINA -- 2.2%
182,000	*	China Life Insurance-H	231,020
352,000		China Petroleum & Chemical-H	204,125
123,500		CNOOC	95,490
360,000	*	GZI Real Estate Investment Trust	157,733
208,000		PetroChina-H	218,455
			906,823
		HONG KONG -- 3.3%
16,000		Cheung Kong	169,383
83,051		Kerry Properties	303,951
20,000		Sun Hung Kai Properties	202,965
15,500		Swire Pacific A	151,705
468,000		Vision Grande	518,650
			1,346,654
		JAPAN -- 68.2%
23,700		AEON	575,713
5,350		Aiful	354,603
52,000		Ajinomoto	556,147
51,000		All Nippon Airways	186,157
40,000		Asahi Glass	598,656
34,000		Daiwa House Industry	590,147
66,000		Ebara	415,553
72,000		Fujitsu	608,321
30,800		Hitachi Construction Machinery	812,388
110	*	Inpex	933,123
92,000		Itochu	791,389
12,200		JFE	493,066
22,000		JGC	433,336
32		Millea Holdings	634,391
75,000		Mitsubishi	1,710,202
220,000		Mitsubishi Heavy Industries	1,048,243
113		Mitsubishi UFJ Financial	1,730,622
69,000		Mitsui Sumitomo Insurance	939,922
40,000		Mitsui Trust Holdings	585,723
240,000		Nippon Steel	931,166
83,000		Nippon Yusen Kabushiki Kaisha	507,760
178		NTT Data	857,211
425		NTT DoCoMo	629,201
93,000		Oji Paper	572,892
92,000		Sekisui Chemical	780,431
33,000		Sekisui House	493,049
70,000		Sharp	1,241,811
33,400		Sony	1,548,796
45,000		Sumitomo	641,708
130,000		Sumitomo Chemical	1,059,644
155		Sumitomo Mitsui Financial	1,714,456
90,000		Taiheiyo Cement	435,719
140,000		Taisei	671,828
41,000		TonenGeneral Sekiyu KK	417,919
18,400		Toyota Motor	1,006,654
30,900		Yamaha Motor	765,073
			28,273,020
		KOREA REPUBLIC OF -- 1.6%
5,470	*	Hynix Semiconductor	162,695
3,580		Kookmin Bank	309,126
7,150		Woongjin Coway	208,617
			680,438
		SINGAPORE -- 6.6%
154,000		Capitaland	461,280
186,000		Hong Kong Land	691,920
57,631		Jardine Strategic	639,704
48,000		Keppel	409,939
211,000		Singapore Exchange	522,326
			2,725,169
		TAIWAN -- 1.1%
8,000		High Tech Computer	218,881
41,000		Hon Hai Precision Industry	253,913
			472,794
TOTAL EQUITIES(Cost $31,622,282)			40,466,026

TIME DEPOSITS -- 2.9%
		UNITED KINGDOM -- 2.9%
1,190,000		Bank of America (London)
		4.15% , 2006-04-03	1,190,000
TOTAL TIME DEPOSITS (Cost $1,190,000)			1,190,000
Total Investments (Cost $33,812,282) -- 100.5%			41,656,026
Liabilities in Excess of Other Assets -- (0.5%)			(188,442)
Total Net Assets -- 100.0%			41,467,584

	*	Non-income producing security.

GAM EUROPEAN EQUITY / STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2006 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 95.8%
		BELGIUM -- 0.0%
1,780	*	Umicore-Strip VVPR	194
			194
		FINLAND -- 0.5%
13,975		Stora Enso	215,366
			215,366
		FRANCE -- 11.9%
16,200	*	Alcatel	251,031
9,975	*	Alstom	837,608
7,555		AXA	265,494
6,155		BNP Paribas	572,482
671	*	BNP Paribas - New	60,293
2,780		Carrefour	148,092
16,100		Credit Agricole	627,318
2,565		Lagardere Groupe	200,601
2,430		Sanofi-Aventis	231,472
6,065		Suez	239,333
23,000		Thomson	454,643
4,035		Total	1,065,918
			4,954,285
		GERMANY -- 27.3%
13,255	*	Aareal Bank	618,923
3,850		Allianz (Registered)	643,678
6,320		Altana	392,193
9,770		Bayer	391,940
8,075		Bayerische Motoren Werke	445,347
42,055		Commerzbank	1,677,920
4,105		DaimlerChrysler	236,109
7,300		Deutsche Bank	834,884
26,350		Deutsche Post	661,551
15,900		Deutsche Postbank	1,155,316
3,660		E.ON	403,308
4,960		Fresenius	890,769
5,030		Hannover Rueckversicherung	186,833
19,795	*	Karstadt	466,233
2,315		Linde	201,275
2,340		Metro	120,138
9,245		MobilCom	224,143
1,430		Muenchener Rueckversicherung (Registered)	203,022
5,035		Schering	524,153
5,500		Siemens	514,163
5,125		Software (Registered)	286,382
3,230		Volkswagen	244,221
			11,322,501
		ITALY -- 5.5%
11,205		Assicurazioni Generali	422,586
25,640		ENI	730,530
19,275		Mediobanco	413,990
31,535	*	Parmalat	99,492
70,630		Telecom Italia	206,337
43,500		Unicredito Italiano	314,863
22,360		Unipol	72,648
			2,260,446
		NETHERLANDS -- 15.1%
23,900		ABN AMRO	717,496
17,075		Aegon	316,389
15,815		Fortis Group	564,975
54,935		Getronics	665,942
7,780		Heineken	295,681
13,700		ING Groep	541,951
18,750		KPN	211,595
7,855		Philips	265,838
42,825		Royal Dutch Shell Group A	1,341,762
17,540		Telegraaf Media	451,006
12,400		TNT	429,887
6,310		Unilever	438,739
			6,241,261
		SWEDEN -- 4.2%
37,330		Eniro	432,271
17,500		Skandinaviska Enskilda Banken	434,562
146,635		TeliaSonera	881,070
			1,747,903
		SWITZERLAND -- 6.0%
1,800		Adecco	100,625
8,650	*	Clariant	134,083
6,650		Credit Suisse Group (Registered)	373,286
1,140		Nestle (Registered)	338,549
13,260		Novartis (Registered)	737,712
3,010		Roche Holding Genussscheine	448,330
835		Swatch Group	140,261
900	*	Zurich Financial Services	211,507
			2,484,353
		UNITED KINGDOM -- 25.3%
7,220		Anglo American	278,459
19,465		BG Group	243,527
12,010		BHP Billiton	219,591
115,150		BP	1,323,511
543,000		BT Group	2,096,114
318,700		Cable & Wireless	605,432
66,700		Daily Mail & General Trust A	804,910
73,715		Friends Provident	267,254
35,490		GlaxoSmithKline	928,762
77,460		HSBC Holdings	1,299,771
75,000		Kingfisher	312,341
195,500		Legal & General	482,722
18,685		Lloyds TSB Group	178,860
49,000		Pearson	679,925
39,495		Prudential	458,412
9,650		Royal Bank of Scotland	314,288
			10,493,879
TOTAL EQUITIES(Cost $33,358,620)			39,720,188

PREFERRED SHARES -- 3.7%
		GERMANY -- 3.7%
3,690		Henkel KGaA Pfd	431,957
515		Porsche Pfd	493,692
22,520		ProSiebenSat. 1 Media Pfd	587,528
TOTAL PREFERRED SHARES(Cost $1,146,693)			1,513,177
Total Investments (Cost $34,505,313) -- 99.5%			41,233,365
Other Assets Less Liabilities -- 0.5%			219,191
Total Net Assets -- 100.0%			41,452,556

	*	Non-income producing security.

GAMERICA

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2006 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 101.0%
		AUTOMOBILES & COMPONENTS -- 6.6%
80,000	*	Keystone Automotive Industries	3,376,800
10,624	*	LKQ	221,086
			3,597,886
		BANKS -- 2.9%
55,000		North Fork Bancorporation	1,585,650
			1,585,650
		CAPITAL GOODS -- 8.0%
40,000	*	Gerber Scientific	413,600
374,060	*	Power-One	2,693,232
40,000	*	Trex	1,268,000
			4,374,832
		DIVERSIFIED FINANCIALS -- 7.6%
30,000		Bear Stearns Companies	4,161,000
			4,161,000
		ENERGY -- 2.4%
62,537		Williams Companies	1,337,666
			1,337,666
		FOOD, BEVERAGE & TOBACCO -- 2.7%
50,000		Delta & Pine Land	1,508,000
			1,508,000
		HEALTH CARE EQUIPMENT & SERVICES -- 2.7%
7,208		Alcon	751,506
797,759	*	Inflazyme Pharmaceuticals	85,435
15,600	*	Sierra Health Services	634,920
			1,471,861
		INSURANCE -- 15.3%
38,000		Chubb	3,626,720
41,500		Infinity Property & Casualty	1,732,210
122,500		Scottish Re Group	3,039,225
			8,398,155
		MATERIALS -- 1.8%
50,000	*	Huntsman	965,000
			965,000
		MEDIA -- 0.4%
40,000	*	Edgar Online	204,800
			204,800
		PHARMACEUTICALS & BIOTECHNOLOGY -- 10.8%
68,000		Merck	2,395,640
267,825	*	Neopharm	2,239,017
27,200		Wyeth	1,319,744
			5,954,401
		RETAILING -- 29.1%
54,000		Best Buy	3,020,220
107,632	*	Conn's	3,676,709
123,000		Dollar General	2,173,410
185,077		Fred's A	2,454,121
33,000		Michaels Stores	1,240,140
80,000		United Auto Group	3,440,000
			16,004,600
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
20,000	*	Advanced Power Technology	293,400
25,000	*	AMIS Holdings	226,500
			519,900
		SOFTWARE & SERVICES -- 3.0%
133		CA	3,619
10,000	*	Knova Software	27,500
50,000	*	Retalix	1,236,000
40,000	*	TRX	378,800
			1,645,919
		TRANSPORTATION -- 6.8%
50,000	*	Universal Truckload Services	1,252,500
100,000	*	USA Truck	2,462,000
			3,714,500
TOTAL EQUITIES (Cost $35,522,801)			55,444,170
Total Investments (Cost $35,522,801) -- 101.0%			55,444,170
Liabilities in Excess of Other Assets -- (1.0%)			(530,668)
Total Net Assets -- 100.0%			54,913,502

	*	Non-income producing security.

GAM GABELLI LONG/SHORT

STATEMENT OF INVESTMENTS AS AT 31ST MARCH, 2006 (UNAUDITED)

			MARKET
			VALUE
HOLDINGS		DESCRIPTION	US$
EQUITIES -- 103.2%
		AUTOMOBILES & COMPONENTS -- 1.1%
3,500)		BorgWarner	210,140
20,000)		Dana	30,200
8,000	*	Fleetwood Enterprises	89,360
			329,700
		BANKS -- 0.7%
3,000)		PNC Financial Services	201,930
			201,930
		CAPITAL GOODS -- 15.1%
25,000	*	Cavalier Homes	175,000
20,000	*	Champion Enterprises	299,200
2,000		Coachmen Industries	22,760
8,000)		Cooper Industries	695,200
10,000		Crane	410,100
7,000	*	Fairchild Corporation	18,200
7,000	*	Flowserve	408,380
16,000)		Honeywell International	684,320
2,000		ITT Industries	112,440
4,000		Kaman	100,640
10,000	*	Navistar International	275,800
2,500		Nobility Homes	61,900
8,000		Precision Castparts	475,200
5,000		Roper Industries	243,150
8,000	*	Thomas & Betts	411,040
2,000		Watts Water Technologies A	72,680
			4,466,010
		COMMERCIAL SERVICES & SUPPLIES -- 0.6%
10,000)		Sensient Technologies	180,500
			180,500
		CONSUMER DURABLES & APPAREL -- 0.2%
2,000		Fedders	3,040
1,000		Skyline	41,380
			44,420
		CONSUMER SERVICES -- 1.4%
7,200	*	Aztar	302,328
18,000	*	Magna Entertainment A	122,220
			424,548
		DIVERSIFIED FINANCIALS -- 7.0%
18,000)		American Express	945,900
5,000)		Ameriprise Financial	225,300
10,000)		Citigroup	472,300
8,999	) *	Discovery Holding A	134,985
5,000		Mellon Financial	178,000
5,000		SWS Group	130,750
			2,087,235
		ENERGY -- 3.3%
3,000		Chevron	173,910
50,000)		El Paso	602,500
2,000)		Exxon Mobil	121,720
4,000		RPC	91,400
			989,530
		FOOD & STAPLES RETAILING -- 0.4%
1,700		Brown-Forman	133,025
			133,025
		FOOD, BEVERAGE & TOBACCO -- 14.1%
23,000)		Archer-Daniels-Midland	773,950
2,000		Campbell Soup	64,800
18,000)		Coca-Cola	753,660
5,000		Diageo ADR	317,150
2,000		Flowers Foods	59,400
1,500		Fomento Economico Mexicano	137,490
15,000)		General Mills	760,200
4,700	*	Genesee	7,097
4,000		Groupe Danone	490,719
10,000		HJ Heinz	379,200
1,732		Pernod Ricard ADR	83,538
25,000		Swedish Match	342,567
			4,169,771
		HEALTH CARE EQUIPMENT & SERVICES -- 1.9%
3,000		BioLase Technology	28,650
2,000	*	Edwards Lifesciences	87,000
1,000	*	Henry Schein	47,860
5,000	*	Water Pik Technologies	138,550
4,000	*	Zimmer Holdings	270,400
			572,460
		HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
2,000		Avon Products	62,340
4,000)		Procter & Gamble	230,480
			292,820
		INSURANCE -- 0.7%
3,000)		American International Group	198,270
			198,270
		MATERIALS -- 0.7%
3,000		Ferro	60,000
2,000		Newmont Mining	103,780
1,000		Sealed Air Corporation	57,870
			221,650
		MEDIA -- 29.9%
4,500	*	AT&T Comcast	117,720
45,000	) *	Cablevision Systems	1,201,500
5,500		CBS A	132,550
2,500		CBS B	59,950
28,000	*	Crown Media	177,520
18,000	*	DIRECTV	295,200
8,000		Dow Jones & Company	314,400
8,000	*	EchoStar Communications A	238,960
10,000	*	Fisher Communications	447,500
70,000	*	Gemstar-TV Guide International	216,300
32,000)		Gray Television	268,800
3,114	) *	Liberty Global A	63,744
2,500	*	Liberty Global C	49,375
80,000	) *	Liberty Media A	656,800
10,000	*	Lin TV A	90,000
2,000		Media General A	93,240
85,000)		News Corporation A	1,411,850
8,000	*	PRIMEDIA	16,560
30,000		Sinclair Broadcast Group	244,500
67,500)		Time Warner	1,133,325
23,000)		Tribune	630,890
5,500	*	Viacom A New	213,180
10,000)		Vivendi Universal ADR	342,000
15,000)		Walt Disney	418,350
13,000	) *	Young Broadcasting A	44,200
			8,878,414
		PHARMACEUTICALS & BIOTECHNOLOGY -- 3.5%
936		Allergan	101,556
5,000)		Eli Lilly	276,500
27,000)		Pfizer	672,840
			1,050,896
		REAL ESTATE -- 0.4%
20,000	) *	Southern Energy Homes	119,200
			119,200
		RETAILING -- 4.0%
20,000	*	CSK Auto	277,400
16,000)		Genuine Parts	701,280
7,000	*	IAC/InterAcitveCorp	206,290
			1,184,970
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
4,000	*	Monolithic System Technology	35,440
32,000)		Texas Instruments	1,039,040
			1,074,480
		SOFTWARE & SERVICES -- 0.8%
7,000	*	Yahoo!	225,820
			225,820
		TECHNOLOGY HARDWARE & EQUIPMENT -- 0.9%
12,000)		Motorola	274,920
			274,920
		TELECOMMUNICATION SERVICES -- 8.8%
20,000	*	Cincinnati Bell	90,400
20,000	*	Nextel Partners A	566,400
10,000	) *	Qwest Communications International	68,000
40,000)		Sprint Nextel	1,033,600
4,000)		Telephone & Data Systems	157,760
4,000)		Telephone & Data Systems Special	151,000
9,000	) *	US Cellular	534,240
			2,601,400
		UTILITIES -- 3.1%
10,000	*	Allegheny Energy	338,500
14,000		DPL	378,000
10,000	) *	El Paso Electric	190,400
			906,900
TOTAL EQUITIES (Cost $25,724,137)			30,628,869
TIME DEPOSITS -- 20.8%
		GRAND CAYMAN -- 20.8%
6,167,000		Wells Fargo (Grand Cayman)
		4.15% , 2006-04-03	6,167,000
TOTAL TIME DEPOSITS (Cost $6,167,000)			6,167,000
Total Investments (Cost $31,891,137) -- 124.0%			36,795,869
SECURITIES SOLD SHORT -- (10.0%)
		DIVERSIFIED FINANCIALS -- (10.0%)
(10,000)	*	iShares Russell 2000 Index Fund	(760,000)
(14,000)	*	iShares S&P SmallCap 600 Index	(913,220)
(6,000)		Midcap SPDR Trust S&P 400	(869,100)
(10,000)	*	Nasdaq 100 Index Tracking Stock	(419,400)
TOTAL SECURITIES SOLD SHORT ( Proceeds $2,497,504) - (10.0%)			(2,961,720)
Liabilities in Excess of Other Assets -- (14.0%)			(4,164,515)
Total Net Assets -- 100.0%			29,669,634

	)	Part or all of the security segregated as collateral for securities sold short.
	*	Non-income producing security.

Glossary:
ADR		American Depositary Receipt

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GAM FUNDS, INC.

By: ___________________________________
Andrew Hanges
Director and President

Date: ___________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ___________________________________
Andrew Hanges
Director and President

Date: ___________________________________

By: ___________________________________
Joseph Cheung
Treasurer

Date: ___________________________________